Segment reporting	3 Months Ended
Mar. 31, 2023
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the major market, Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia, as our Sub Saharan Africa business (“SSA”), Kuwait and Egypt as our Middle East and North Africa business (“MENA”) and Brazil, Colombia and Peru as our Latin America business (“Latam”).

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four operating segments:

◾	Nigeria
◾	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia
◾	Latam, which comprises operations in Brazil, Colombia and Peru
◾	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Segment Adjusted EBITDA (defined as profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment and related prepaid land rent on the decommissioning of sites, reversal of provision for decommissioning costs, net (profit)/loss on sale of assets, share based payment (credit)/expense, insurance claims, listing costs and certain other items that management believes are not indicative of the core performance of our business). The most directly comparable IFRS measure to Adjusted EBITDA is our profit/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial information presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the three months ended March 31, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	424,978	122,160	45,649	9,741	—	602,528
Segment Adjusted EBITDA	271,879	65,319	31,172	3,666	(36,654)	335,382
Depreciation and amortization (note 6 and 7)						(119,034)
Net gain on disposal of property, plant and equipment (note 7)						734
Insurance claims (note 9)						145
Net impairment of property, plant and equipment and prepaid land rent						(4,146)
Impairment of withholding tax receivables						(11,255)
Business combination transaction costs						(1,459)
Other costs (a)						(2,175)
Share‑based payment expense (note 7)						(3,289)
Finance income (note 10)						6,828
Finance costs (note 11)						(178,881)
Other income						30
Profit before income tax						22,880

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	80,087	27,771	42,926	3,327

Segment assets (at March 31, 2023)	2,397,464	1,583,323	2,021,888	177,168
Segment liabilities (at March 31, 2023)	1,044,816	890,571	608,734	110,048
(a)	Other costs for the three months ended March 31, 2023 included one off consulting fees related to corporate structures and operating systems of $1.6 million and non-recurring professional fees related to financing of $0.2 million.

Summarized financial information for the three months ended March 31, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	320,656	85,628	31,233	8,615	—	446,132
Segment Adjusted EBITDA	203,019	46,999	22,113	3,618	(30,877)	244,872
Depreciation and amortization (note 6 and 7)						(107,840)
Net loss on disposal of property, plant and equipment (note 7)						(167)
Insurance claims (note 9)						1,150
Net impairment of property, plant and equipment and prepaid land rent						(2,183)
Impairment of withholding tax receivables						(14,787)
Business combination transaction costs						(8,360)
Other costs (a)						(512)
Share‑based payment expense (note 7)						(3,574)
Finance income (note 10)						114,967
Finance costs (note 11)						(192,212)
Other income						20
Profit before income tax						31,374
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	—	386,460	—
- in the normal course of business	56,150	12,917	27,208	4,655

Segment assets (at March 31, 2022)*	2,305,693	979,883	2,146,218	172,431
Segment liabilities (at March 31, 2022)*	838,269	466,924	573,575	100,470
(a)	Other costs for the three months ended March 31, 2022 included professional costs related to SOX implementation costs.

*re-presented to reflect the remeasurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 and the GTS SP5 Acquisition in March 2022.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended
	March 31,	March 31,
	2023	2022

Customer A	56%	62%
Customer B	17%	16%